Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable Class A common stock
Diluted weighted average of common stock outstanding	1,097,718	2,441,063	1,457,184	12,204,321
Diluted net (loss) income per share	$ (0.06)	$ (0.01)	$ (0.18)	$ 0.00
Non-redeemable Class A and Class B common stock
Diluted weighted average of common stock outstanding	4,271,712	3,457,807	4,271,712	3,457,807
Diluted net (loss) income per share	$ (0.06)	$ (0.01)	$ (0.18)	$ 0.00